Note 6 - Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Allowance for Credit Losses on Financing Receivables [Table Text Block]
(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2015	$990	6,078	1,200	1,441	9,709

Provision for losses	$262	(1,788)	481	400	(645)
Charge-offs	(66)	(67)	(108)	(180)	(421)
Recoveries	0	730	40	490	1,260
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Provision for losses	$(280)	(75)	263	(431)	(523)
Charge-offs	(6)	(50)	(288)	(311)	(655)
Recoveries	0	245	42	299	586
Balance, December 31, 2017	$900	5,073	1,630	1,708	9,311

Provision for losses	$(44)	(421)	202	(386)	(649)
Charge-offs	(24)	0	(226)	(270)	(520)
Recoveries	1	217	16	310	544
Balance, December 31, 201 8	$833	4,869	1,622	1,362	8,686

Allocated to:
Specific reserves	$192	441	263	177	1,073
General reserves	708	4,632	1,367	1,531	8,238
Balance, December 31, 2017	$900	5,073	1,630	1,708	9,311

Allocated to:
Specific reserves	$98	451	172	73	794
General reserves	735	4,418	1,450	1,289	7,892
Balance, December 31, 201 8	$833	4,869	1,622	1,362	8,686

Loans receivable at December 31, 2017:
Individually reviewed for impairment	$1,523	1,364	880	507	4,274
Collectively reviewed for impairment	105,482	332,753	72,887	79,402	590,524
Ending balance	$107,005	334,117	73,767	79,909	594,798

Loans receivable at December 31, 201 8 :
Individually reviewed for impairment	$1,226	1,311	856	303	3,696
Collectively reviewed for impairment	109,472	334,819	71,676	75,193	591,160
Ending balance	$110,698	336,130	72,532	75,496	594,856

Financing Receivable Credit Quality Indicators [Table Text Block]
	December 31, 201 8
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$150	1,771	40	0	1,961	108,737	110,698
Commercial real estate:
Real estate rental and leasing	5,564	4,805	0	0	10,369	185,195	195,564
Other	4,879	5,118	0	0	9,997	130,569	140,566
Consumer	0	709	41	106	856	71,676	72,532
Commercial business	6,647	2,761	0	0	9,408	66,088	75,496
	$17,240	15,164	81	106	32,591	562,265	594,856
	December 31, 2017
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$77	2,154	44	0	2,275	104,730	107,005
Commercial real estate:
Real estate rental and leasing	5,022	3,813	0	0	8,835	166,342	175,177
Other	9,135	4,257	0	0	13,392	145,548	158,940
Consumer	0	631	119	130	880	72,887	73,767
Commercial business	5,781	5,506	0	0	11,287	68,622	79,909
	$20,015	16,361	163	130	36,669	558,129	594,798

Past Due Financing Receivables [Table Text Block]
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
201 8
Single family	$680	325	77	1,082	109,616	110,698	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	195,564	195,564	0
Other	0	0	0	0	140,566	140,566	0
Consumer	391	100	279	770	71,762	72,532	0
Commercial business	21	0	0	21	75,475	75,496
	$1,092	425	356	1,873	592,983	594,856	0
2017
Single family	$727	294	669	1,690	105,315	107,005	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	175,177	175,177	0
Other	0	0	0	0	158,940	158,940	0
Consumer	734	117	235	1,086	72,681	73,767	0
Commercial business	34	0	180	214	79,695	79,909
	$1,495	411	1,084	2,990	591,808	594,798	0

Impaired Financing Receivables [Table Text Block]
	December 31, 201 8
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$458	477	0	465	21
Commercial real estate:
Real estate rental and leasing	0	0	0	27	0
Other	25	1,682	0	81	106
Consumer	515	515	0	510	14

Loans with an allowance recorded:
Single family	768	768	98	859	5
Commercial real estate:
Real estate rental and leasing	201	201	21	82	7
Other	1,085	1,085	430	1,673	0
Consumer	341	341	172	395	9
Commercial business	303	854	73	385	13

Total:
Single family	1,226	1,245	98	1,324	26
Commercial real estate:
Real estate rental and leasing	201	201	21	109	7
Other	1,110	2,767	430	1,754	106
Consumer	856	856	172	905	23
Commercial business	303	854	73	385	13
	$3,696	5,923	794	4,477	175

	December 31, 2017
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$415	415	0	414	24
Commercial real estate:
Real estate rental and leasing	35	51	0	38	0
Other	25	1,682	0	26	96
Consumer	414	414	0	406	7
Commercial business	0	0	0	100	0

Loans with an allowance recorded:
Single family	1,108	1,108	192	878	31
Commercial real estate:
Real estate rental and leasing	0	0	0	155	0
Other	1,304	1,304	441	1,715	0
Consumer	466	483	263	457	14
Commercial business	507	1,358	177	443	22

Total:
Single family	1,523	1,523	192	1,292	55
Commercial real estate:
Real estate rental and leasing	35	51	0	193	0
Other	1,329	2,986	441	1,741	96
Consumer	880	897	263	863	21
Commercial business	507	1,358	177	543	22
	$4,274	6,815	1,073	4,632	194

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
(Dollars in thousands)	2018	2017
Single family	$730	949
Commercial real estate:
Real estate rental and leasing	201	35
Other	1,110	1,329
Consumer	489	553
Commercial business	148	278
	$2,678	3,144

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
(Dollars in thousands)	2018	2017
Single family	$636	685
Commercial real estate:
Other	1,110	1,210
Consumer	522	758
Commercial business	208	391
	$2,476	3,044

Financial Effects of Troubled Debt Restructurings and Difference Between Outstanding Recorded Balance Pre Modification and Post Modification [Table Text Block]
	Year ended December 31, 201 8			Year ended December 31, 2017
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post -modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	2	$217	220	3	$282	514
Commercial real estate:
Real estate rental and leasing	1	54	54	0	0	0
Other	2	1,518	1,518	0	0	0
Consumer	10	373	373	15	588	591
Commercial business	1	70	70	1	416	116
Total	16	$2,232	2,235	19	$1,286	1,221

Troubled Debt Restructurings Subsequent Default [Table Text Block]
	Year ended December 31, 201 8		Year ended December 31, 2017
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
TDRs that subsequently defaulted:
Consumer	1	$17	1	$65
Total	1	$17	1	$65

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
(Dollars in thousands)	Contractual Principal Receivable	Accretable Difference	Net Carrying Amount
Purchased Performing Loans:
Balance at December 31, 2015	$18,539	(459)	18,080

Loans acquired during the period	$11,772	(211)	11,561
Change due to payments/refinances	(13,413)	340	(13,073)
Change due to loan charge-off	(156)	(2)	(158)
Balance at December 31, 2016	$16,742	(332)	16,410

Change due to payments/refinances	$(6,594)	101	(6,493)
Transferred to foreclosed assets	(2)	0	(2)
Change due to loan charge-off	(18)	0	(18)
Balance at December 31, 2017	$10,128	(231)	9,897

Change due to payments/refinances	$(2,815)	49	(2,766)
Balance at December 31, 201 8	$7,313	(182)	7,131

(Dollars in thousands)	Contractual Principal Receivable	Non-Accretable Difference	Accretable Difference	Net Carrying Amount
Purchased Credit Impaired Loans:
Balance at December 31, 2015	$555	(162)	0	393

Loans acquired during the period	$329	(37)	0	292
Transfer to accretable difference	0	199	(199)	0
Change due to payments/refinances	(449)	0	147	(302)
Balance at December 31, 2016	$435	0	(52)	383

Change due to payments/refinances	$(33)	0	13	(20)
Balance at December 31, 2017	$402	0	(39)	363

Change due to payments/refinances	$(214)	0	33	(181)
Balance at December 31, 201 8	$188	0	(6)	182